LEASES - Future lease payments under operating leases and finance leases (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Future lease payments under finance leases
2021		¥ 326,413	$ 51,221
2022		234,013	36,722
2023		137,267	21,540
2024		95,157	14,932
2025		96,757	15,183
2026 and thereafter		1,722,737	270,335
Total future lease payments		2,612,344	409,933
Less: Imputed interest		(1,248,561)	(195,926)
Present value of future lease payments	[1]	1,363,783	214,007
Future lease payments under operating leases
2021		625,680	98,183
2022		486,679	76,371
2023		437,331	68,627
2024		404,703	63,507
2025		355,216	55,741
2026 and thereafter		2,032,828	318,995
Total future lease payments		4,342,437	681,424
Less: Imputed interest		(1,450,385)	(227,598)
Present value of future lease payments	[1]	¥ 2,892,052	$ 453,826

[1]	* Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB607,997 (US$95,408) and RMB2,284,055 (US$358,418) for the year ended December 31, 2021, respectively.